SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]

Note 8 - Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date on which the financial statements were issued require adjustment or disclosure in the Company’s financial statements.

Note 12 - Subsequent Events

Management has evaluated subsequent events to determine if events or transactions occurring through the date on which the financial statements were issued require adjustment or disclosure in the Company’s financial statements.

In January 2015, the Company amended its Certificate of Incorporation to increase the total number of authorized shares of common stock. Following the amendment, the Company has authorized the issuance and sale of up to 80,000,000 shares of stock, consisting of 75,000,000 shares of common stock having a par value of $0.001 and 5,000,000 shares of Preferred Stock having a par value of $0.001 per share.   The holders of Preferred Stock are entitled to receive dividends, when, as and if declared by the Company’s Board of Directors. The dividends on shares of Preferred Stock are cumulative.

In January 2015, the Company completed its Initial Public Offering (IPO) on the TSX Venture Exchange. The Company sold 11,250,000 units at a price of $1.00 per unit, providing gross proceeds of $11,250,000. Concurrently with the IPO, the Company completed a previously-subscribed private placement of an additional 2,700,000 units for gross proceeds of $2,700,000 million, resulting in a total raise of $13,950,000. All units consist of one share of CohBar's common stock and one-half of one common stock purchase warrant.  Each whole warrant is exercisable to acquire one share of CohBar's common stock at a price of $2.00 per share at any time up to January 6, 2017, subject to CohBar's right to accelerate the expiration time of the warrants if at any time the volume-weighted average trading price of its common stock is equal to or exceeds $3.00 per share for twenty (20) consecutive trading days. The Company also issued compensation options to its agent for the IPO exercisable for an aggregate of 786,696 units at a price of $1.00 per unit at any time prior to July 6, 2016.

In January 2015, the Company converted 5,400,000 shares of Series B Preferred Stock into 5,400,000 shares of its common stock.

In January 2015, the Company amended and restated the 2011 Plan. The Amendment and Restatement increased the aggregate number of shares of its common stock that may be issued pursuant to stock awards under the plan. In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Company’s common stock outstanding at the completion of our initial public offering. The total amount of shares reserved for issuance is 6,453,069.

In March 2015, two agents that took part in the Company’s initial public offering exercised a total of 25,548 options to purchase common stock. The option exercise price was equal to the issue price of the initial public offering, or $1.00.